Related Party Transactions (Details)	12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2015	Sep. 30, 2009 USD ($)	Sep. 30, 2009 CNY (¥)
Related Party Transactions (Details) [Line Items]
Accounts receivable	$ 1,914,380		$ 498,125
Investment								$ 13,203,257
Acquire percentage	20.00%							22.50%	22.50%
Proceeds from related party debt			699,526
Annual interest rate	8.00%
Repaid the borrowed amount	$ 5,889,557		4,526,092
Taizhou Huadi Industrial Ltd. [Member]
Related Party Transactions (Details) [Line Items]
Raw materials purchased from related party	14,521,129		11,641,219		$ 12,265,399
Outstanding balance	5,342,512		5,251,600
Material sold to related party	3,228,396				1,276,462
Accounts receivable	1,880,762				498,125
Huashang Micro Finance Co. [Member]
Related Party Transactions (Details) [Line Items]
Investment | ¥									¥ 90,000,000
Acquire percentage								22.50%	22.50%
Description of capital reduction							In 2015, as the result of a capital reduction, the Company’s ownership reduced by 3.5% to 19% for a cash consideration of RMB 52,000,000 ($8,535,827 in USD), of which RMB 7,000,000 ($1,030,989, $979,336 and $1,019,220 in USD, respectively) has not been collected as of September 30, 2020, 2019 and 2018.
Jueqin Wang [Member]
Related Party Transactions (Details) [Line Items]
Outstanding balance	341,374		254,319		281,892
Advance from related party	71,371	¥ 500,000
Proceeds from related party debt	$ 1,427,429
Huizhi Wang [Member]
Related Party Transactions (Details) [Line Items]
Proceeds from related party debt		10,000,000	$ 699,526	¥ 5,000,000	$ 582,411	¥ 4,000,000
Annual interest rate	8.00%		8.00%		8.10%
Juelin Wang [Member]
Related Party Transactions (Details) [Line Items]
Proceeds from related party debt	$ 713,715	5,000,000		5,000,000
Annual interest rate			8.00%
Yiyu Wang [Member]
Related Party Transactions (Details) [Line Items]
Outstanding balance	919,053
Proceeds from related party debt			$ 1,748,814	12,500,000
Annual interest rate			8.00%
Repaid the borrowed amount	893,571	6,260,000
Bing Zhang [Member]
Related Party Transactions (Details) [Line Items]
Proceeds from related party debt	$ 713,713	5,000,000	$ 699,526	¥ 5,000,000
Annual interest rate	8.00%		8.00%
Di Wang [Member]
Related Party Transactions (Details) [Line Items]
Acquire percentage	1.00%
Proceeds from related party debt	$ 142,743	¥ 1,000,000